Investments accounted for using equity method (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Investments accounted for using equity method	$ 140,926,012	$ 138,114,480	$ 131,106,785
Associates [member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Investments accounted for using equity method	$ 4,424,481	582,217
Associates [member] | Aguas Danone de Argentina SA [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Proportion of ownership interest in joint venture	49.00%
Investments accounted for using equity method	$ 3,565,708	0
Associates [member] | Other companies [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Investments accounted for using equity method	858,773	582,217
Joint ventures [member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Investments accounted for using equity method	$ 136,501,531	137,532,263
Joint ventures [member] | Cerveceria Austral S.A. [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Proportion of ownership interest in joint venture	50.00%
Investments accounted for using equity method	$ 10,829,522	12,235,881
Joint ventures [member] | Central Cervecera de Colombia S.A.S. [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Proportion of ownership interest in joint venture	50.00%
Investments accounted for using equity method	$ 21,228,654	22,337,040
Joint ventures [member] | Zona Franca Central Cervecera S.A.S. [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Proportion of ownership interest in joint venture	50.00%
Investments accounted for using equity method	$ 84,611,035	102,959,342
Joint ventures [member] | Aguas de Origen SA [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Proportion of ownership interest in joint venture	50.00%
Investments accounted for using equity method	$ 19,832,320	$ 0